Stock Options (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Common Stock, No par value [Member]	Dec. 31, 2011 Stock Option 2011 Plan [Member] EUR (€)	Dec. 31, 2011 Phantom Stock 2011 Plan [Member] USD ($)	Dec. 31, 2011 Phantom Stock 2011 Plan [Member] EUR (€)	Dec. 31, 2011 Phantom Stock 2011 Plan [Member] Management Board General Partner [Member]	Dec. 31, 2011 Long Term Incentive Program 2011 [Member] USD ($)	Dec. 31, 2010 Long Term Incentive Program 2011 [Member] USD ($)	Dec. 31, 2009 Long Term Incentive Program 2011 [Member] USD ($)	Dec. 31, 2011 Long Term Incentive Program 2011 [Member] EUR (€)	Dec. 31, 2010 Long Term Incentive Program 2011 [Member] EUR (€)	Dec. 31, 2009 Long Term Incentive Program 2011 [Member] EUR (€)	Dec. 31, 2011 Long Term Incentive Program 2011 [Member] Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase						€ 12,000
Common stock no par value (in Euros)				€ 1		€ 1.00
Share based compensation expiration period						eight years 10 years	five years	five years
Stock option vesting period						four years	four years	four years
Performance target, EPS minimum increase						8.00%	8.00%	8.00%
Awards granted					1,947,000		215,638	215,638	29,313	1,947,231	423,300	348,600				307,515
Weighted average exercise price										$ 68.87	$ 57.07	$ 46.22	€ 52.45	€ 42.71	€ 32.08
Weighted average fair value per share granted							$ 63.71	€ 49.24		$ 19.27	$ 10.47	$ 10.95
Total fair value of granted shares							13,739			13,739	29,515	28,318
Convertible bonds, principal						10,240
Grants, non-voting preference shares						4,000,000
Convertible bonds, par value original						€ 2.56
Convertible bonds, interest rate						5.50%
Convertible bonds, par value adjusted						€ 0.85
Share-based Compensation Arrangement by Share-based Payment Award, Award Expiration Dating						eight years 10 years	five years	five years
Stock price target, excess of intial value						0.25
Number of days used to calculate the average price of the preference shares						30 days
In the case of options not subject to a stock price target, the number of convertible bonds awarded to the eligible employee would be 15% less than if the employee had elected options subject to the stock price target						15% less
Options Awarded					1,947,000		215,638	215,638	29,313	1,947,231	423,300	348,600				307,515
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	29,071	27,981	33,746
Compensation expense, deferred tax income	8,195	8,020	9,740
Share-based Compensation	$ 2,306	$ 2,603	$ 1,537